Basis of Presentation and General Information, Rubico Spin-Off (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 01, 2025	Dec. 31, 2025	Apr. 11, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of Presentation and General Information [Abstract]
Common shares of Rubico to be received (in shares)	1
Company common shares held to receive Rubico common share (in shares)	2
Assets and Liabilities [Abstract]
Cash and cash equivalents (including restricted cash)		$ 22,222		$ 11,629	$ 39,956	$ 24,544
Due from related parties		600		0
Prepayments and other		966		1,048
Inventories		564		983
Vessels, net		268,466		361,374
Accounts payable		(3,342)		(1,821)
Accrued liabilities		(1,521)		(2,993)
Due to related parties		(139)		(1,169)
Long-term debt, net (current and non-current portion)		(216,612)		$ (259,258)
Total Net Assets			$ 8,567
Distribution of net assets of Rubico to the Company's shareholders		$ (33,368)
Rubico Inc [Member]
Assets and Liabilities [Abstract]
Cash and cash equivalents (including restricted cash)	$ 1,023
Accounts receivable trade (current and non-current portion)	781
Prepayments and other	318
Inventories	194
Vessels, net	107,930
Accounts payable	(2,029)
Accrued liabilities	(523)
Unearned revenue	(1,395)
Long-term debt, net (current and non-current portion)	(73,349)
Total Net Assets	33,368
Distribution of net assets of Rubico to the Company's shareholders	(33,368)
Related Party [Member] | Rubico Inc [Member]
Assets and Liabilities [Abstract]
Due from related parties	571
Due to related parties	$ (153)
Related Party [Member] | Lax Trust [Member] | Series D Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Shares distributed (in shares)	100,000